SUMMARY OF SHARE-BASED PAYMENT ARRANGEMENT OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares, Outstanding Beginning	2,430,900
Weighted Average Exercise Price, Outstanding Beginning	$ 4.19
Weighted average grant date fair value, beginning	$ 2.11	$ 0.22
Weighted average remaining contractual term (in years), ending	8 years 9 months 3 days	9 years 2 months 23 days	8 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	108,040	2,239,129
Weighted average exercise price, granted	$ 8.10	$ 4.55
Weighted average grant date fair value, granted	$ 4.18	$ 2.30
Number of shares, forfeited	(30,387)
Weighted average exercise price, forfeited	$ 3.70
Number of Shares, Outstanding Ending	2,508,553	2,430,900
Weighted Average Exercise Price, Outstanding Ending	$ 4.32	$ 4.19
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 2.19	2.11	$ 0.22
Number of Shares, Vested and expected to vest	2,508,553
Weighted Average Exercise Price, Vested and expected to vest	$ 4.32
Weighted average grant date fair value, vested and expected to vest		$ 2.11
Weighted average remaining contractual term (in years), vested and expected to vest	8 years 9 months 3 days	9 years 2 months 23 days
Number of Shares, Exercisable	1,915,797
Weighted Average Exercise Price, Exercisable	$ 3.87
Weighted average grant date fair value, exercisable	$ 1.90	$ 1.81
Weighted average remaining contractual term (in years), exercisable	8 years 8 months 12 days	9 years 1 month 24 days
Previously Reported [Member]
Number of Shares, Outstanding Beginning	2,430,900	270,100
Weighted Average Exercise Price, Outstanding Beginning	$ 4.19	$ 0.37
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		2,239,129
Weighted average exercise price, granted		$ 4.55
Number of shares, forfeited		(10,804)
Weighted average exercise price, forfeited		$ 3.70
Number of shares, exercised		(67,525)
Weighted average exercise price, exercised		$ 0.37
Number of Shares, Outstanding Ending		2,430,900	270,100
Weighted Average Exercise Price, Outstanding Ending		$ 4.19	$ 0.37
Number of Shares, Vested and expected to vest		2,430,900
Weighted Average Exercise Price, Vested and expected to vest		$ 4.19
Number of Shares, Exercisable		1,602,762
Weighted Average Exercise Price, Exercisable		$ 3.70